Note 12 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
(
12
)   Related Party Transactions

BioCardia, Inc. (the “Company”) and OPKO Health, Inc. (“OPKO”) previously entered into a consulting agreement dated
August 19, 2016,
between the Company and OPKO (the “Consulting Agreement”). The chairman and chief executive officer of OPKO is a beneficial owner of more than
5%
of the outstanding shares of the Company’s common stock.

Pursuant to the terms of the Consulting Agreement, OPKO was to provide advisory services to the Company in support of strategic transactions, financings and other matters as agreed between the parties from time to time. Also, in
August 2016,
the Company granted OPKO a
ten
-year option to purchase
46,553
shares of common stock, with a
4
-year vesting period and an exercise price of
$16.20
per share, to OPKO as consideration for consulting services to be provided under the Consulting Agreement. The term of the Consulting Agreement was initially for
4
years and was to have been automatically renewed for successive one
-year periods.

Effective
August 29, 2019,
the Company and OPKO mutually agreed to terminate the Consulting Agreement without penalty or payment of any kind as the services under the Consulting Agreement were no
longer necessary. In connection with the termination of the Consulting Agreement, OPKO’s option grant was amended such that it is unaffected by the termination of the Consulting Agreement and will continue to vest and remain outstanding for the remainder of its ten
-year term unless earlier exercised. As a result of this modification of the option grant, all future unrecognized stock-based compensation expense was accelerated and recognized in
August 2019.
BioCardia recorded approximately
$116,000
and
$160,000
as share-based compensation expense related to the OPKO stock option in selling, general and administrative expense during the three
and
nine
months ended
September 30, 2019,
respectively. BioCardia recorded approximately
$59,000
and
$121,000
as share-based compensation expense related to the OPKO stock option in selling, general and administrative expense during the three
and
nine
months ended
September 30, 2018,
respectively.

(17)	Related Party Transactions

In
August 2016,
the Company granted an option to purchase
418,977
shares of common stock, with
4
-year vesting period and an exercise price of
$1.80
per share, to OPKO Health, Inc. (“OPKO”) as consideration for consulting services to be provided by OPKO. The Company recorded
$142,000
and
$480,000
as share-based compensation expense related to the OPKO stock option during the years ended
December 31, 2018
and
2017,
respectively. The estimated grant-date fair value of the option was
$5.3
million. The term of the consulting agreement is
4
years and will be automatically renewed for successive
one
year periods. The chairman and chief executive officer of OPKO is a beneficial owner of more than
5%
of the outstanding shares of the Company’s common stock.